SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about entity reportable segments [Table Text Block]

December 31, 2018

	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$3,493	-	$28,344,681
Canada	$16,799	$1	-
	$20,292	$1	$28,344,681
December 31, 2017
	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$1,174	-	$27,633,564
Canada	$15,101	$1	-
	$16,275	$1	$27,633,564